Organization and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Disclosure Details of Principal Subsidiaries and Variable Interest Entities
As of December 31, 2021, the Company’s principal subsidiaries, variable interest entities, and subsidiaries of its variable interest entities, are as follows:

Name	Place of establishment	Date of establishment/ acquisition	Percentage of equity interest attributable to the Company	Principal activities
Subsidiaries:

Kingsoft Cloud Corporation Limited	HK	February 1, 2012	100%	Cloud services

Kingsoft Cloud (Tianjin) Technology Development Co., Ltd .	PRC	May 30, 2019	100%	Cloud services
Wuhan Kingsoft Cloud Information Technology Co., Ltd.	PRC	December 26, 2017	100%	Cloud services
Beijing Kingsoft Cloud Technology Co., Ltd. (“Beijing Kingsoft Cloud”)*	PRC	April 9, 2012	100%	Research and development
Beijing Yunxiang Zhisheng Technology Co., Ltd. (“Yunxiang Zhisheng”)*	PRC	December 15, 2015	100%	Research and development
Camelot Technology Co ., L td . (“Beijing Camelot”)	PRC	September 3, 2021	82.15%	Enterprise digital solutions and related services
Variable interest entities:
Zhuhai Kingsoft Cloud Technology Co., Ltd. (“Zhuhai Kingsoft Cloud”)	PRC	November 9, 2012	Nil	Investment holding
Kingsoft Cloud (Beijing) Information Technology Co., Ltd. (“Kingsoft Cloud Information”)	PRC	April 13, 2018	Nil	Investment holding
Variable interest entities’ subsidiaries:
Beijing Kingsoft Cloud Network Technology Co., Ltd. (“Beijing Kingsoft Cloud Network Technology”)	PRC	November 9, 2012	Nil	Cloud services
Beijing Jinxun Ruibo Network Technology Co., Ltd. (“Beijing Jinxun Ruibo”)	PRC	December 17, 2015	Nil	Cloud services
Nanjing Qianyi Shixun Information Technology Co., Ltd.	PRC	March 31, 2016	Nil	Cloud services

*	Collectively , the “WFOE”

Schedule of Assets Liabilities Results of Variable Interest Entities
The following table sets forth the assets, liabilities, results of operations and cash flows of the VIEs and VIEs’ subsidiaries included in the Company’s consolidated balance sheets, consolidated statements of comprehensive loss and consolidated statements of cash flows:

	As at December 31
	2020	2021	2021
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	1,429,508	2,209,647	346,742
Restricted cash	—	89,704	14,077
Accounts receivable, net of allowance for credit losses of RMB 15,745 and RMB 30,082 (US$4,721) as of December 31, 2020 and 2021, respectively	2,258,313	3,170,860	497,577
Prepayments and other assets	630,121	907,350	142,383
Amounts due from related parties	204,275	184,137	28,895
Amounts due from subsidiaries of the Group	1,631,592	2,157,428	338,547

Total current assets	6,153,809	8,719,126	1,368,221

Non-current assets:
Property and equipment, net	1,727,620	2,157,093	338,495
Intangible assets, net	14,980	93,662	14,698
Prepayments and other assets	9,978	27,036	4,243
Goodwill	—	64,082	10,056
Equity investments	86,251	162,244	25,460
Amounts due from related parties	4,712	4,712	739
Operating lease right-of-use assets	210,338	184,908	29,016

Total non-current assets	2,053,879	2,693,737	422,707

Total assets	8,207,688	11,412,863	1,790,928

Current liabilities
Accounts payable	2,013,428	2,733,487	428,944
Accrued expenses and other liabilities	521,307	1,208,868	189,698
Short-term bank loans	278,488	1,348,166	211,557
Long-term bank loan, current portion	74,351	—	—
Income tax payable	45	1,026	161
Amounts due to related parties	56,795	797,731	125,181
Current operating lease liabilities	56,261	70,672	11,090
Amounts due to subsidiaries of the Group	903,879	1,597,946	250,753

Total current liabilities	3,904,554	7,757,896	1,217,384

Non-current liabilities
Deferred tax liabilities	29	—	—
Other liabilities	7,020	6,975	1,095
Non-current operating lease liabilities	146,012	121,057	18,996
Amounts due to related parties	—	472,882	74,206
Amounts due to subsidiaries of the Group	7,367,267	7,486,525	1,174,799

Total non-current liabilities	7,520,328	8,087,439	1,269,096

Total liabilities	11,424,882	15,845,335	2,486,480

Schedule of Operations and Cash Flows Results of Variable Interest Entities

	For the year ended December 31
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Revenues	3,882,352	6,377,158	7,972,143	1,251,003
Net loss	(970,344)	(922,908)	(1,556,904)	(244,312)
Net cash used in operating activities	(785,378)	(833,479)	(958,748)	(150,448)
Net cash used in investing activities	(836,981)	(1,471,637)	(843,586)	(132,377)
Net cash generated from financing activities	1,618,102	2,802,088	2,612,563	409,968